Asset Acquisition (Details)	Dec. 31, 2025 USD ($)
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Total consideration	$ 14,040,000
Cash	119,135
Other receivables	831
Fixed assets (a)	8,387
Intangible assets (b)	14,029,591
Other payables	(17,582)
Due to related party (c)	(100,362)
Net assets acquired	$ 14,040,000